Revenues - Disclosure of disaggregated revenue by type of goods or services (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	€ 68,279	€ 69,665
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	1,847	3,710
Other non-IFRS 15 revenue	687	368
REVENUES	70,813	73,743
IXIARO
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	41,891	30,288
DUKORAL
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	14,945	17,140
Third party products
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	10,490	16,545
IXCHIQ
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	952	0
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	(420)	1,628
COVID VLA2001
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	0	5,691
Services related to clinical trial material
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	0	1,396
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	€ 2,267	€ 686